Critical Accounting Judgments and Key Sources Used for Estimating Uncertaint	12 Months Ended
Dec. 31, 2018
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Critical Accounting Judgments and Key Sources Used for Estimating Uncertaint

4.    CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES USED FOR ESTIMATING UNCERTAINT

In the application of the Group’s accounting policies, which are described in note 2, the directors of the Company are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year.

4.1 Critical judgements in applying accounting policies

The following are the critical judgements, apart from those involving estimations (see note 4.2 below), that the directors have made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

4.1.1 Concession of Ferrosur Roca S.A.

The directors have reviewed the Group’s participation in Ferrosur Roca S.A. based on the guidelines of IFRIC 12, which gives guidance on the accounting by operators for public-to-private service concession arrangements.

Based on the fact that the grantor does not control or regulates what services the operator must provide with the infrastructure or to whom it must provide them and at what price, the Directors concluded that the concession of Ferrosur Roca S.A. is out of scope and, therefore, the Company does not apply the provisions of IFRIC 12. Accordingly, the Company has recorded the assets received from the concession and those subsequently acquired under IAS 16 “Property, plant and equipment”.

4.2 Key sources of estimation uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year).

4.2.1	Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the directors to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, a material impairment loss may arise.

The carrying amount of goodwill was 16,577,250 at 31 December 2018 and 2017. There was no impairment of goodwill in 2018, 2017 and 2016

4.2.2	Property, plant and equipment and other intangible assets

The following is the estimated useful life for each component of Property, plant and equipment and other intangible assets:

Useful life
Quarries	100 years
Quarries – Cost of surface excavations	Units of production
Plants and buildings	25 to 50 years
Machinery, equipment and spare parts	10 to 35 years
Furniture and fixtures	10 years
Tools and devices	5 years
Software	5 years
Transport and load vehicles	5 years

The assets affected by the concession of Ferrosur Roca (Note 1) are depreciated according to the respective useful life with the limit of the remaining concession years.

As described in Notes 3.2, 3.8 and 3.9, the Group annually revises the tangible and intangible assets estimate useful life, respectively.

4.2.3	Provisions for lawsuits and other contingencies

The final settlement cost of complaints and litigation may vary since estimates are based on different interpretations of rules, opinions and final assessment of damages. Therefore, any change in the circumstances related to this type of contingencies may have a significant impact on the amount of the provision for contingencies accounted for by the Company.

The Company makes judgments and estimates to assess whether it is necessary to record costs and set up provisions for environmental cleanup and remediation works based on the current information related to costs and expected remediation plans. In the case of environmental provisions, the costs may differ from the estimates due to changes in legislation, regulations, discovery and analysis of the local conditions, as well as changes in cleanup technologies. Therefore, any change in the factors or circumstances related to this type of provisions, as well as any amendment to the rules and regulations may thus have a significant impact on the provisions recorded in these consolidated financial statements.

4.2.4	Income tax and deferred income tax assets and liabilities

The proper assessment of income tax expenses depends on several factors, including interpretations related to tax treatment for transactions and/or events that are not expressly provided for by current tax law, as well as estimates of the timing and realization of deferred income taxes. The actual collection and payment of income tax expenses may differ from these estimates due to, among others, changes in applicable tax regulations and/or their interpretations, as well as unanticipated future transactions impacting the Group´s tax balances.

In order to determine the effect of deferral on the investment in controlled or associate companies, the Board of Directors have reviewed the Company’s business plans and concluded that they will not be sold in the foreseeable and, therefore, no deferred tax liability has been recorded for such investments.